Cover	Mar. 04, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2020
Entity File Number	001-38343
Entity Registrant Name	TARGET HOSPITALITY CORP.
Entity Central Index Key	0001712189
Entity Tax Identification Number	98-1378631
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2170 Buckthorne Place
Entity Address, Address Line Two	Suite 440
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380-1775
City Area Code	800
Local Phone Number	832-4242
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TH
Security Exchange Name	NASDAQ
Warrants to purchase common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	THWWW
Security Exchange Name	NASDAQ